UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2009 (Unaudited)

DWS LifeCompass 2030 Fund

	Shares	Value ($)

Equity - Equity Funds 69.6%
DWS Capital Growth Fund "Institutional"	24,700	1,138,445
DWS Commodity Securities Fund "Institutional"	73,480	270,406
DWS Communications Fund "Institutional"	11,722	171,486
DWS Disciplined Market Neutral Fund "Institutional"	2,695	25,444
DWS Diversified International Equity Fund "Institutional"	550,009	3,652,061
DWS Dreman Mid Cap Value Fund "Institutional"	30,619	280,472
DWS Dreman Small Cap Value Fund "Institutional"	45,525	1,367,123
DWS Emerging Markets Equity Fund "Institutional"	107,800	1,794,864
DWS Equity 500 Index Portfolio "Institutional"	39,826	4,961,908
DWS Europe Equity Fund "Institutional"	73,574	1,753,274
DWS Global Opportunities Fund "Institutional"	17,077	521,032
DWS Global Thematic Fund "Institutional"	32,256	669,954
DWS Gold & Precious Metals Fund "Institutional"	14,609	306,502

DWS Growth & Income Fund "Institutional"	158,694	2,256,636
DWS Health Care Fund "Institutional"	57,635	1,322,714
DWS International Fund "Institutional"	47,383	2,156,386
DWS International Value Opportunities Fund "Institutional"	73,863	650,733
DWS Large Cap Value Fund "Institutional"	169,680	2,709,795
DWS Large Company Growth Fund "Institutional"	29,138	713,003
DWS Mid Cap Growth Fund "Institutional"	4,847	51,715
DWS RREEF Global Real Estate Securities Fund "Institutional"	90,285	648,246
DWS RREEF Real Estate Securities Fund "Institutional"	30,280	402,718
DWS S&P 500 Plus Fund "S"	247,403	2,726,383
DWS Small Cap Core Fund "S"	135,046	1,790,705
DWS Small Cap Growth Fund "Institutional"	34,752	528,928
DWS Strategic Value Fund "Institutional"	78,091	2,270,900
DWS Technology Fund "Institutional"	285,259	3,197,759

Total Equity - Equity Funds (Cost $39,891,162)		38,339,592
Equity - Exchange-Traded Funds 23.1%
Consumer Discretionary Select Sector SPDR Fund	30,492	872,681
Consumer Staples Select Sector SPDR Fund	35,771	960,094
Energy Select Sector SPDR Fund	16,457	935,087
Financial Select Sector SPDR Fund	71,360	1,047,565
Industrial Select Sector SPDR Fund	36,359	1,000,236
iShares MSCI Australia Index Fund	44,960	1,048,917
iShares MSCI Canada Index Fund	21,576	559,466
iShares MSCI EAFE Small Cap Index Fund	29,266	1,045,382
iShares MSCI France Index Fund	2,088	53,996
iShares MSCI Germany Index Fund	41,897	942,682
iShares MSCI Japan Index Fund	116,370	1,111,333
iShares MSCI Switzerland Index Fund	1,427	31,522
iShares MSCI United Kingdom Index Fund	167,113	2,718,929
Utilities Select Sector SPDR Fund	12,938	384,905

Total Equity - Exchange-Traded Funds (Cost $11,462,266)		12,712,795
Fixed Income - Bond Funds 6.2%
DWS Core Fixed Income Fund "Institutional"	63,821	582,049
DWS Emerging Markets Fixed Income Fund "Institutional"	76,808	797,271
DWS Floating Rate Plus Fund "Institutional"	8,246	72,726
DWS Global Bond Fund "S"	10,693	114,948
DWS GNMA Fund "Institutional"	5,233	80,270
DWS High Income Fund "Institutional"	176,898	796,043
DWS Inflation Protected Plus Fund "Institutional"	26,828	267,477
DWS Short Duration Plus Fund "Institutional"	14,796	140,264
DWS US Bond Index Fund "Institutional"	54,329	576,970

Total Fixed Income - Bond Funds (Cost $3,351,652)		3,428,018
Fixed Income - Money Market Funds 1.0%
Central Cash Management Fund	561,065	561,065
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	7,967	7,967
DWS Money Market Series "Institutional"	6,855	6,855

Total Fixed Income - Money Market Funds (Cost $575,887)		575,887

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $55,280,967) †	99.9	55,056,292
Other Assets and Liabilities, Net	0.1	63,665

Net Assets	100.0	55,119,957

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $56,671,290. At November 30, 2009, net unrealized depreciation for all securities based on tax cost was $1,614,998. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,121,750 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,736,748.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$38,339,592	$—	$ —	$38,339,592
Exchange-Traded Funds	12,712,795	—	—	12,712,795
Bond Funds	3,428,018	—	—	3,428,018
Money Market Funds	575,887	—	—	575,887
Total	$55,056,292	$—	$—	$55,056,292

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2010